Loss per Share (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss per share [abstract]
Loss for the year	$ (6,475)	$ (9,825)	$ (32,396)
Less: Dividends on preferred shares (note 17)			(448)
Loss attributable to common equity holders	$ (6,475)	$ (9,825)	$ (32,844)
Weighted average number of shares for basic and diluted LPS	25,749,951	2,603,835	2,566,673